Supplement dated October 21, 2014
to the Statement of Additional Information
for Principal Funds, Inc.
dated March 1, 2014 as amended and restated June 3, 2014 and September 3, 2014

(as supplemented on September 12, 2014 and October 1, 2014)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

APPENDIX C

Delete Appendix C and replace with the following:

Appendix C

The following persons served on the Board of Governors of the Investment Company Institute during the last two most recently completed calendar years, during which time Karen (“Karrie”) McMillan served as an officer (General Counsel) of ICI:

Investment Adviser or Principal Underwriter/Control Person	Name of Officer	Company	Office Held at Company	Period of Service on ICI Board*
AllianceBernstein, LP	Robert M. Keith	AllianceBernstein	Executive Managing Director	2010-present
American Century Investment Management, Inc.	Jonathan Thomas	American Century Investments	President and CEO	2008-present
BlackRock Financial Management, Inc.	Paul L. Audet	BlackRock, Inc.	Senior Managing Director and Head of U.S. Mutual Funds	2012-present
ClearBridge Investments, LLC	Joseph A. Sullivan	Legg Mason, Inc.	President and CEO	2013-present
Dimensional Fund Advisors LP	Catherine L. Newell	Dimensional Fund Advisors LP	General Counsel	2011-present
Goldman Sachs Asset Management, L.P.	James A. McNamara	Goldman Sachs Mutual Funds	President and CEO	2008-present
J.P. Morgan Investment Management, Inc.	George C.W. Gatch	JPMorgan Asset Management	CEO, JPMorgan Funds	2011-present
Neuberger Berman Fixed Income, LLC	Robert Conti	Neuberger Berman Management LLC	CEO	2012-present
Pacific Investment Management Company LLC	Brent R. Harris	PIMCO Funds	Chairman	1995-present
Pacific Investment Management Company LLC	Brian J. Gaffney	Allianz Global Investors U.S. LLC	CEO	2013-present
PMC and affiliated sub-advisers identified as members of the Principal Financial Group in “Investment Advisory and Other Services”	Ralph C. Eucher	Principal Financial Group	Executive Vice President	2004-2012
PMC and affiliated sub-advisers identified as members of the Principal Financial Group in “Investment Advisory and Other Services”	Nora M. Everett	Principal Funds, Inc.	President and CEO	2012-present
T. Rowe Price Associates, Inc.	Edward C. Bernard	T. Rowe Price Group, Inc.	Vice Chairman	2006-present
Vaughan Nelson Investment Management, LP	John T. Hailer	Natixis Global Asset Management, L.P.	President and CEO, U.S. and Asia	2009-present
*As of December 31, 2013